Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 02, 2017	Dec. 03, 2016	Feb. 25, 2017	Feb. 27, 2016	Feb. 28, 2015
Net sales and other revenue	$ 45,890.9	$ 45,861.6	$ 59,678.2	$ 58,734.0	$ 27,198.6
Cost of sales	33,478.1	33,154.9	43,037.7	42,672.3	19,695.8
Gross profit	12,412.8	12,706.7	16,640.5	16,061.7	7,502.8
Selling and administrative expenses	12,488.7	12,252.2	16,000.0	15,660.0	8,152.2
Goodwill impairment	142.3	0.0	0.0
Operating (loss) income	(218.2)	454.5	640.5	401.7	(649.4)
Interest expense, net	679.2	784.0	1,003.8	950.5	633.2
(Gain) loss on debt extinguishment	(5.0)	111.7	111.7	0.0	0.0
Other expense (income)	40.4	(22.9)	(11.4)	(7.0)	96.0
Loss before income taxes	(932.8)	(418.3)	(463.6)	(541.8)	(1,378.6)
Income tax benefit	(590.8)	(10.4)	(90.3)	(39.6)	(153.4)
Comprehensive loss	(342.0)	(407.9)	(373.3)	(502.2)	(1,225.2)
Other comprehensive income (loss):
Gain (loss) on interest rate swaps, net of tax	22.6	31.8	39.4	(46.9)	(20.6)
Recognition of pension gain (loss), net of tax	6.0	(12.1)	82.0	(79.4)	59.3
Foreign currency translation adjustment, net of tax	14.3	(25.7)	(20.5)	(45.6)	0.0
Other, net of tax	(3.6)	(3.6)	(1.0)	(0.4)	2.9
Comprehensive loss	$ (302.7)	$ (417.5)	$ (273.4)	$ (674.5)	$ (1,183.6)